Share capital (Summary of Changes in Company's Outstanding Stock Options) (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number
Balance, beginning of year | shares	3,160	2,316
Granted | shares	5,915	1,435
Exercised | shares	(1,014)	(471)
Expired | shares	(40)	(120)
Balance, end of year | shares	8,021	3,160
Weighted average exercise price
Balance, beginning of year | $ / shares	$ 3.77	$ 3.06
Granted | $ / shares	2.86	4.54
Exercised | $ / shares	2.33	2.29
Expired | $ / shares	2.39	5.14
Balance, end of year | $ / shares	$ 3.29	$ 3.77